Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 11 - INVENTORIES

Inventories are summarized as follows:

	December 31,	December 31,
	2025	2024
Raw material	$1,878,438	$3,283,377
Work-in-progress	3,038,963	2,380,635
Finished goods and finished goods on consignment	21,443,105	45,604,063
Inventories	$26,360,506	$51,268,075